EMPLOYEE BENEFIT PLANS - Amounts recognized in the consolidated balance sheets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Salary and welfare payables	¥ 10		¥ 8
Retirement benefit obligation	110		144		$ 16
Liability in the balance sheet	120		152
(Loss) gain arising from defined benefit plan, net of tax of RMB13,RMB4 and RMB10 for the year ended 2020, 2021 and 2022, respectively	¥ 22	$ 3	¥ 13	¥ (27)